Loans and advances to customers - Transfers of allowance for impairment losses of financial assets at amortized cost (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Financial assets	$ (1,361,558)	$ (1,285,120)
Allowance for impairment losses
Financial assets
Financial assets, as originally presented		17,961
Financial assets, Adjustments on initial adoption of IFRS 9		3,256
Financial assets, restated		(21,217)
Financial assets at amortized cost category
Financial assets
Financial assets, restated		751,448
Financial assets at amortized cost category | Allowance for impairment losses
Financial assets
Financial assets, Adjustments on initial adoption of IFRS 9		3,270
Loans and advances to customers
Financial assets
Financial assets	(676,636)	(615,038)
Loans and advances to customers | Allowance for impairment losses
Financial assets
Financial assets, as originally presented		16,929	$ 17,883	$ 18,749
Financial assets, Adjustments on initial adoption of IFRS 9		3,270
Financial assets, restated		(20,199)	(17,883)	$ (18,749)
Transfer from Stage 1 to Stage 2	13,517
Transfer from Stage 1 to Stage 3	449
Transfer from Stage 2 to Stage 3	4,891
Transfer from Stage 2 to Stage 1	(6,162)
Transfer from Stage 3 to Stage 2	(713)
Transfer from Stage 3 to Stage 1	(501)
Financial assets derecognized during the period other than write offs	(6,376)
Contracts remaining at the same stage	10,031
Written-off financial assets	(19,678)	(21,733)	(20,045)
Originated financial assets	5,997
Foreign exchange and other movements	(138)
Financial assets	21,516	16,929	$ 17,883
Loans and advances to customers | Stage 1 | Allowance for impairment losses
Financial assets
Financial assets, as originally presented		6,768
Financial assets, Adjustments on initial adoption of IFRS 9		688
Financial assets, restated		(7,456)
Transfer from Stage 1 to Stage 2	(4,804)
Transfer from Stage 1 to Stage 3	(164)
Transfer from Stage 2 to Stage 1	2,287
Transfer from Stage 3 to Stage 1	133
Financial assets derecognized during the period other than write offs	(2,841)
Contracts remaining at the same stage	(1,140)
Originated financial assets	5,997
Foreign exchange and other movements	111
Financial assets	7,035
Loans and advances to customers | Stage 2 | Allowance for impairment losses
Financial assets
Financial assets, as originally presented		3,664
Financial assets, Adjustments on initial adoption of IFRS 9		1,116
Financial assets, restated		(4,780)
Transfer from Stage 1 to Stage 2	18,321
Transfer from Stage 2 to Stage 3	(11,379)
Transfer from Stage 2 to Stage 1	(8,449)
Transfer from Stage 3 to Stage 2	572
Financial assets derecognized during the period other than write offs	(799)
Contracts remaining at the same stage	2,525
Foreign exchange and other movements	(262)
Financial assets	5,309
Loans and advances to customers | Stage 3 | Allowance for impairment losses
Financial assets
Financial assets, as originally presented		6,497
Financial assets, Adjustments on initial adoption of IFRS 9		1,466
Financial assets, restated		(7,963)
Transfer from Stage 1 to Stage 3	613
Transfer from Stage 2 to Stage 3	16,270
Transfer from Stage 3 to Stage 2	(1,285)
Transfer from Stage 3 to Stage 1	(634)
Financial assets derecognized during the period other than write offs	(2,736)
Contracts remaining at the same stage	8,646
Written-off financial assets	(19,678)
Foreign exchange and other movements	13
Financial assets	9,172
Loans and advances to customers | Financial assets at amortized cost category
Financial assets
Written-off financial assets	19,678
Financial assets	(666,772)	$ (609,420)
Loans and advances to customers | Financial assets at amortized cost category | Allowance for impairment losses
Financial assets
Financial assets	21,514
Loans and advances to customers | Financial assets at amortized cost category | Stage 1 | Allowance for impairment losses
Financial assets
Financial assets	7,033
Loans and advances to customers | Financial assets at amortized cost category | Stage 2 | Allowance for impairment losses
Financial assets
Financial assets	5,309
Loans and advances to customers | Financial assets at amortized cost category | Stage 3 | Allowance for impairment losses
Financial assets
Financial assets	9,172
Commercial, financial and industrial loans | Financial assets at amortized cost category
Financial assets
Written-off financial assets	5,808
Commercial, financial and industrial loans | Financial assets at amortized cost category | Allowance for impairment losses
Financial assets
Financial assets	7,450
Commercial, financial and industrial loans | Financial assets at amortized cost category | Stage 1 | Allowance for impairment losses
Financial assets
Financial assets	1,968
Commercial, financial and industrial loans | Financial assets at amortized cost category | Stage 2 | Allowance for impairment losses
Financial assets
Financial assets	1,502
Commercial, financial and industrial loans | Financial assets at amortized cost category | Stage 3 | Allowance for impairment losses
Financial assets
Financial assets	3,980
Public sector loans | Financial assets at amortized cost category | Allowance for impairment losses
Financial assets
Financial assets	4
Public sector loans | Financial assets at amortized cost category | Stage 1 | Allowance for impairment losses
Financial assets
Financial assets	4
Mortgage loans | Financial assets at amortized cost category
Financial assets
Written-off financial assets	861
Mortgage loans | Financial assets at amortized cost category | Allowance for impairment losses
Financial assets
Financial assets	3,578
Mortgage loans | Financial assets at amortized cost category | Stage 1 | Allowance for impairment losses
Financial assets
Financial assets	506
Mortgage loans | Financial assets at amortized cost category | Stage 2 | Allowance for impairment losses
Financial assets
Financial assets	656
Mortgage loans | Financial assets at amortized cost category | Stage 3 | Allowance for impairment losses
Financial assets
Financial assets	2,416
Installment loans to individuals - Non-revolving consumer loans | Financial assets at amortized cost category
Financial assets
Written-off financial assets	5,527
Installment loans to individuals - Non-revolving consumer loans | Financial assets at amortized cost category | Allowance for impairment losses
Financial assets
Financial assets	5,128
Installment loans to individuals - Non-revolving consumer loans | Financial assets at amortized cost category | Stage 1 | Allowance for impairment losses
Financial assets
Financial assets	2,335
Installment loans to individuals - Non-revolving consumer loans | Financial assets at amortized cost category | Stage 2 | Allowance for impairment losses
Financial assets
Financial assets	1,408
Installment loans to individuals - Non-revolving consumer loans | Financial assets at amortized cost category | Stage 3 | Allowance for impairment losses
Financial assets
Financial assets	$ 1,385